Intangible assets - Amortization charges (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization	¥ 138,831	¥ 1,003,282	¥ 1,631,280
Operations and support
Disclosure of detailed information about intangible assets [line items]
Amortization	157	148	3,003
Sales and marketing
Disclosure of detailed information about intangible assets [line items]
Amortization	86,686	948,145	1,556,337
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	18,951	32,683	37,517
General and administrative
Disclosure of detailed information about intangible assets [line items]
Amortization	¥ 33,037	¥ 22,306	¥ 34,423